Expense Example	Oct. 23, 2026 USD ($)
Tradr 2X Long FCEL Daily ETF | Tradr 2X Long FCEL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long FIX Daily ETF | Tradr 2X Long FIX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long FRVO Daily ETF | Tradr 2X Long FRVO Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long IQMX Daily ETF | Tradr 2X Long IQMX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long NASA Daily ETF | Tradr 2X Long NASA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long NXT Daily ETF | Tradr 2X Long NXT Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long QTUM Daily ETF | Tradr 2X Long QTUM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long QXO Daily ETF | Tradr 2X Long QXO Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long SANM Daily ETF | Tradr 2X Long SANM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long SATL Daily ETF | Tradr 2X Long SATL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long SECZ Daily ETF | Tradr 2X Long SECZ Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Long VISN Daily ETF | Tradr 2X Long VISN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short ASTS Daily ETF | Tradr 2X Short ASTS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short IGV Daily ETF | Tradr 2X Short IGV Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short MRVL Daily ETF | Tradr 2X Short MRVL Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short NASA Daily ETF | Tradr 2X Short NASA Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short NOW Daily ETF | Tradr 2X Short NOW Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr 2X Short QTUM Daily ETF | Tradr 2X Short QTUM Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	$ 471